Commitments and Contingencies (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Upfront franchise fee	¥ 27,832,441	¥ 23,553,799
Continuing franchise fee	52,186,184	31,882,569
Outstanding accrued franchise	44,809,370	10,390,081
PLK [Member]
Commitments and Contingencies [Line Items]
Amount due to related parties	¥ 1,002,196